Income tax recovery and deferred tax assets and liabilities - The expected income tax recovery to the actual income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax recovery and deferred tax assets and liabilities
Loss before tax	$ (63,079,457)	$ (23,291,823)	$ (7,746,599)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery at the statutory tax rate	$ (17,031,453)	$ (6,288,792)	$ (2,091,582)
Lower rate on foreign subsidiaries	48,161	13,932	0
Change in estimates	(115,603)	141,562	0
Non-deductible items	10,299,823	(1,920,654)	(933,010)
Share issue costs and other	(1,372,262)	(281,953)	(748,188)
Temporary differences not recognized	8,138,782	4,415,472	3,771,494
Income tax recovery	$ (32,552)	$ (79,125)	$ (1,286)